<SEQUENCE>1
<FILENAME>compliance13f_06302011.txt

<PERIOD>	09/30/2011
</FILER>
<SROS>	None
<DOCUMENT-COUNT>                 1

<SUBMISSION-CONTACT>
Christopher E. Gildea
302-478-4300
</SUBMISSION-CONTACT>

                               Form 13F Holdings Report
                                    UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549
				      FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011

Check here if Amendment 		[   ];  Amendment Number :

This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    	Merit Investment Management
Address: 	1 Righter Parkway; Suite 120
Wilmington, 	DE	19803

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name: 	Christopher E. Gildea
Title: 	Managing Member
Phone:	302-478-4300

Signature,Place, and Date Of Signing:

Christopher E. Gildea, Wilmington DE, November 14, 2011

Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	        FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total: 	$60,556 (x1000)

List of Other Managers: NONE

      NAME OF      		TITLE OF         	Value 	Shares/Prn           	Invstm  Other  	 Sole
      ISSUER        		CLASS    CUSIP  	x$1000   Amt Sh/Prn	Put/Ca	Dscret Managers	Voting

Altria Group Inc		COM	022095103	867	32340	SH		SOLE		32340
American Capital Agency	Corp	COM	02503X105	7667	282909	SH		SOLE		282909
Annaly Capital Management Inc	COM	035710409	15916	957089	SH		SOLE		957089
Armour Residential REIT Inc	COM	042315101	2558	376154	SH		SOLE		376154
AT&T Inc			COM	00206R102	8172	286533	SH		SOLE		286533
BP Prudhoe Bay Royalty Trust	COM	055630107	519	4931	SH		SOLE		4931
Cellcom Israel Ltd		COM	M2196U109	1379	66000	SH		SOLE		66000
CYS Investments Inc		COM	12673A108	927	76705	SH		SOLE		76705
Enerplus Corp			COM	292766102	2756	112325	SH		SOLE		112325
Frontier Communications Corp	COM	35906A108	3176	519793	SH		SOLE		519793
Inergy LP			COM	456615103	2364	94488	SH		SOLE		94488
Linn Energy Corp		COM	536020100	111	3122	SH		SOLE		3122
Pengrowth Energy Corp		COM	70706P104	282	31400	SH		SOLE		31400
Penn Virginia Resource Ptnrs LP	COM	707884102	330	14091	SH		SOLE		14091
Pepco Holdings Inc		COM	713291102	857	45300	SH		SOLE		45300
Pitney Bowes Inc		COM	724479100	1805	96000	SH		SOLE		96000
Provident Energy Ltd		COM	74386V100	457	56045	SH		SOLE		56045
Reynolds American Inc		COM	761713106	861	22980	SH		SOLE		22980
Windstream Corp			COM	97381W104	1774	152275	SH		SOLE		152275
CenturyLink Inc			COM	156700106	411	12404	SH		SOLE		12404
ConAgra Foods Inc		COM	205887102	461	19026	SH		SOLE		19026
Diageo PLC			COM	25243Q205	474	6245	SH		SOLE		6245
DTE Energy Co			COM	233331107	478	9750	SH		SOLE		9750
Exelon Corp			COM	30161N101	490	11494	SH		SOLE		11494
Kinder Morgan Energy Ptners LP	COM	494550106	464	6781	SH		SOLE		6781
GlaxoSmithKLine PLC		COM	37733W105	468	11340	SH		SOLE		11340
HJ Heinz Co			COM	423074103	479	9497	SH		SOLE		9497
Merck & Co Inc			COM	58933Y105	491	15000	SH		SOLE		15000
Pfizer Inc			COM	717081103	439	24826	SH		SOLE		24826
Portland General Electric Co	COM	736508847	477	20152	SH		SOLE		20152
Seadrill Ltd			COM	G7945E105	422	15333	SH		SOLE		15333
CVS Caremark Corp		COM	126650100	364	10850	SH		SOLE		10850
Greif Inc Cl B			COM	397624206	716	16660	SH		SOLE		16660
Apple Inc			COM	037833100	1141	2993	SH		SOLE		2993














